Financial instruments by category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Net amount presented	$ 13,546	$ 262,057
Net amount presented	65,074	604,285
Trade And Other Payables one [Member]
Statement [Line Items]
Gross amounts recognized	4,935	40,844
Gross amounts offset	(2,051)	(3,315)
Net amount presented	2,884	37,529
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member]
Statement [Line Items]
Gross amounts recognized	9,282	77,448
Gross amounts offset	(2,051)	(3,315)
Net amount presented	$ 7,231	$ 74,133